KinerjaPay Corp. - Balance Sheets		Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Current assets:
Cash and cash equivalents		$ 276,803	$ 81	$ 1,824
Restricted cash		0	250,113	0
Prepaid expenses		$ 59,181	$ 0	$ 0
Total current assets		335,984	250,194	1,824
Total Assets		$ 335,984	$ 250,194	$ 1,824
Current liabilities:
Accounts payable		$ 81,426	$ 0	$ 0
Accrued expenses		7,142	0	4,150
Acccrued interest		0	15	9,810
Unissued stock subscriptions		0	250,013	0
Notes payable		$ 0	$ 24,439	$ 0
Current portion of convertible note payable, net of discount		0	0	77,275
Total current liabilities		88,568	274,467	91,235
Total liabilities		$ 88,568	$ 274,467	$ 91,235
Stockholders' deficiency:
Common stock	[1]	812	465	481
Additional paid in capital		$ 3,223,858	$ 863,093	$ 504,835
Accumulated deficit		(2,975,618)	(887,831)	(594,727)
Accumulated other comprehensive gain (loss)		226	0	0
Total stockholders' (deficit)		$ 249,052	$ (24,273)	$ (89,411)
Total Liabilities and Stockholders' (Deficit)		$ 337,620	$ 250,194	$ 1,824

[1]	$0.0001 par value; 500,000,000 shares authorized; 8,127,036; 4,653,680; 4,508,333 issued and outstanding at June 30, 2016; December 31, 2015 and 2014, respectively.